Taxation (Narrative) (Details) (CNY)	12 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Hong Kong Profits Tax [Member]	Jun. 30, 2010 Taiwan Enterprise Income Tax [Member]	Dec. 31, 2011 Taiwan Enterprise Income Tax [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] High new tech enterprises [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] High new tech enterprises [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Computer Technology [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Travel Information [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2010 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2009 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] Ctrip Travel Network [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Software Hotel Information [Member]	Dec. 31, 2012 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2010 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2009 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2008 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2007 PRC Corporate Income Tax [Member] Shenzhen Ctrip [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Ctrip Information Technology [Member]	Dec. 31, 2011 PRC Corporate Income Tax [Member] Starway Shanghai [Member]
Tax rate disclosure [Line Items]
General enterprise income tax rate					25.00%	17.00%	25.00%
Applicable tax rate	25.00%	25.00%	25.00%	16.50%		17.00%		15.00%		15.00%	15.00%	15.00%	15.00%	12.50%		15.00%	25.00%	24.00%	22.00%	20.00%	18.00%	15.00%
Qualification effective period									3Y
Reduction rate upon statutory income tax rate														50.00%	50.00%
Withholding tax										5.00%	5.00%	5.00%											5.00%	5.00%
Valuation allowance for operating loss carry forwards	14,785,786	12,733,226
Net operating tax loss carry forwards	59,100,000
Net operating tax loss carry forwards expiration period	2014 to 2016